PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment, net is summarized as follows:

	December 31,
	2021	2020
Land, site improvements and rights	$149,914	$52,047
Construction in progress	118,081	401,729
Buildings and improvements	19,164	4,491
Bridges and tunnels	174,889	—
Terminal machinery and equipment	962,552	557,788
Track and track related assets	100,014	2,349
Railroad equipment	8,331	5,560
Railcars and locomotives	111,574	—
Computer hardware and software	5,335	5,101
Furniture and fixtures	1,745	1,750
Other	10,016	5,870
	1,661,615	1,036,685
Less: Accumulated depreciation	(144,021)	(96,427)
Property, plant and equipment, net	$1,517,594	$940,258